Business Combinations - Summary of Fair Value Allocated to Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 671		$ 2,314		$ 116
Receivables	3,542		3,342
Inventories	4,975		4,917
Prepaid expenses and other current assets	1,477		1,089
Property, plant and equipment	20,335		18,796		$ 12,971
Goodwill	11,986		11,431
Other intangible assets	2,428		2,210
Investments	660		692
Other assets	564		525
TOTAL ASSETS	46,799		45,502
Short-term debt	976		629
Payables and accrued charges	7,437		6,703
Long-term debt, including current portion	8,553		7,579
Lease liabilities, including current portion	1,073		20
Deferred income tax liabilities	3,145		2,907
Pension and other post-retirement benefit liabilities	433		395
Asset retirement obligations and accrued environmental costs	1,650		1,673
Other non-current liabilities	161		176
TOTAL LIABILITIES	23,930		21,077
Agrium Inc [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents				$ 466
Receivables				2,600
Inventories				3,303
Prepaid expenses and other current assets				1,124
Property, plant and equipment				7,459
Goodwill				11,185
Other intangible assets				2,348
Investments				528
Other assets				293
TOTAL ASSETS				29,306
Short-term debt				867
Payables and accrued charges				5,239
Long-term debt, including current portion				4,941
Lease liabilities, including current portion				0
Deferred income tax liabilities				934
Pension and other post-retirement benefit liabilities				142
Asset retirement obligations and accrued environmental costs				1,094
Other non-current liabilities				79
TOTAL LIABILITIES				13,296
Total consideration				$ 16,010
Ruralco | Preliminary [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		$ 0
Receivables		250
Inventories		116
Prepaid expenses and other current assets		11
Property, plant and equipment		70
Goodwill		272
Other intangible assets		55
Investments		15
Other assets		16
TOTAL ASSETS		805
Short-term debt		112
Payables and accrued charges		299
Long-term debt, including current portion		0
Lease liabilities, including current portion		44
Deferred income tax liabilities		7
Pension and other post-retirement benefit liabilities		0
Asset retirement obligations and accrued environmental costs		0
Other non-current liabilities		13
TOTAL LIABILITIES		475
Total consideration		330
Ruralco | Adjustments [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		0
Receivables		39
Inventories		1
Prepaid expenses and other current assets		(3)
Property, plant and equipment		66
Goodwill		(70)
Other intangible assets		110
Investments		0
Other assets		0
TOTAL ASSETS		143
Short-term debt		0
Payables and accrued charges		46
Long-term debt, including current portion		0
Lease liabilities, including current portion		66
Deferred income tax liabilities		31
Pension and other post-retirement benefit liabilities		0
Asset retirement obligations and accrued environmental costs		0
Other non-current liabilities		0
TOTAL LIABILITIES		143
Total consideration		0
Ruralco | Revised Fair Value [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents		0
Receivables		289
Inventories		117
Prepaid expenses and other current assets		8
Property, plant and equipment		136
Goodwill		202
Other intangible assets		165
Investments		15
Other assets		16
TOTAL ASSETS		948
Short-term debt		112
Payables and accrued charges		345
Long-term debt, including current portion		0
Lease liabilities, including current portion		110
Deferred income tax liabilities		38
Pension and other post-retirement benefit liabilities		0
Asset retirement obligations and accrued environmental costs		0
Other non-current liabilities		13
TOTAL LIABILITIES		618
Total consideration		$ 330
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	0		0
Receivables	68		20
Inventories	145		146
Prepaid expenses and other current assets	38		2
Property, plant and equipment	115		107
Goodwill	341		197
Other intangible assets	179		8
Investments	100		11
Other assets	2		3
TOTAL ASSETS	888		494
Short-term debt	25		0
Payables and accrued charges	156		52
Long-term debt, including current portion	11		0
Lease liabilities, including current portion	1		0
Deferred income tax liabilities	7		0
Pension and other post-retirement benefit liabilities	0		0
Asset retirement obligations and accrued environmental costs	0		0
Other non-current liabilities	7		9
TOTAL LIABILITIES	207		61
Total consideration	$ 581		$ 433